Short and Long-Term Debt - Components of Indebtedness (Parenthetical) (Detail) In Millions, unless otherwise specified	Sep. 30, 2013 Term Loan Credit Facility - USD [Member] USD ($)	Dec. 31, 2012 Term Loan Credit Facility - USD [Member] USD ($)	Feb. 15, 2012 Term Loan Credit Facility - USD [Member] EUR (€)	Sep. 30, 2013 Term Loan Credit Facility - EUR [Member] EUR (€)	Dec. 31, 2012 Term Loan Credit Facility - EUR [Member] EUR (€)	Sep. 30, 2013 Second-Priority Senior Secured 9.75% Notes [Member] USD ($)	Dec. 31, 2012 Second-Priority Senior Secured 9.75% Notes [Member] USD ($)	Sep. 30, 2013 Senior PIK Toggle Notes 9.125% Notes [Member] USD ($)	Dec. 31, 2012 Senior PIK Toggle Notes 9.125% Notes [Member] USD ($)	Dec. 31, 2011 Senior PIK Toggle Notes 9.125% Notes [Member] Predecessor [Member] USD ($)
Debt Instrument [Line Items]
Senior Notes, annual interest rate	3.25%	4.00%		3.50%	4.25%	9.75%	9.75%	9.125%	9.125%
Senior notes, maturity date						2020	2020	2017	2017
Senior notes, maximum amount	$ 350	$ 350	€ 120	€ 120	€ 120	$ 400	$ 400	$ 250	$ 250	$ 250